Inventories - Write-downs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Write-downs (reversals of write-downs) of inventories [abstract]
Exchange differences	$ (8,214)	$ 3,513	[1]	$ (35,904)	[1]
Purchase Commitments And Collateral [Abstract]
Purchase commitments	28,467	19,956
Inventories secured	0	118,561
Accumulated impairment
Write-downs (reversals of write-downs) of inventories [abstract]
Balance at beginning of period	1,157	3,210
Charge for the year	405
Amount in used	(105)	(2,048)
Exchange differences	172	(5)
Balance at end of period	$ 1,629	$ 1,157		$ 3,210

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.